Summary of Significant Accounting Policies (Details Narrative)		6 Months Ended		12 Months Ended
	Nov. 05, 2021 USD ($)	Jun. 30, 2024 USD ($) a shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) a shares	Dec. 31, 2022 USD ($) shares
Property, Plant and Equipment [Line Items]
Purchase of minerals | $	$ 100,000	$ 106,000		$ 106,000
Area of land | a		14,260		14,260
Convertible debt agreements shares | shares				290,000	320,000
Revenue | $			$ 0		$ 0
Warrant [Member]
Property, Plant and Equipment [Line Items]
Convertible debt agreements shares | shares		549,951		657,407
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		7 years